Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,000
Previously Paid Amount	0.00
Total Fee Amount	3.31
Total Offset Amount	0.00
Net Fee	3.31
Narrative - Max Aggregate Offering Price	$ 24,000
Final Prospectus	true